Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Taxes
Summary of components of income tax expense

The current and deferred portions of income tax expense included in the consolidated statements of comprehensive loss were as follows:

	As of December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
Current income tax expense	16,360	26,211	5,166	727
Deferred income tax benefit	(4,333)	(5,209)	(6,093)	(858)
Total income tax expense/ (benefit)	12,027	21,002	(927)	(131)

Summary of reconciliations of the income tax expense

The reconciliations of the income tax expense for the years ended December 31, 2021, 2022 and 2023 were as follows:

	For the year ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
Net (loss)/income before income tax expense	(179,203)	4,588	5,081	715
Income tax at statutory tax rate	(44,801)	1,147	1,270	179
International tax rate difference	12,801	14,598	(289)	(41)
Effect of preferential tax rates	(4,080)	(9,083)	(3,970)	(559)
Non-deductible entertainment expenses	4,189	4,637	454	64
Non-deductible stock compensation	18,020	4,940	(124)	(18)
Other non-deductible expense	17,576	3,819	1,789	252
Research and development expense super-deduction	(1,562)	(2,003)	(1,520)	(214)
Changes in valuation allowance	4,290	424	(1,355)	(191)
Interest expense	5,785	2,523	2,818	397
Tax rate change	(191)	—	—	—
Income tax expense/(benefit)	12,027	21,002	(927)	(131)

Summary of tax effects of temporary differences that give rise to the deferred tax balances

	As of December 31,
	2022	2023	2023
	RMB	RMB	US$
Deferred tax assets:
Tax losses carried forward	17,779	27,950	3,937
Accrued expense and other current liabilities	6,969	—	—
Amortization and depreciation difference	2,928	3,868	545
Bad debt provision	1,464	1,269	179
Leasing liability	980	1,109	156
Prepaid rent	266	163	23
Less: valuation allowance	(16,164)	(14,809)	(2,086)
Deferred tax assets, net	14,222	19,550	2,754
Deferred tax liabilities:
Intangible assets	1,790	999	141
Right-of-use assets	1,247	1,272	179
Deferred tax liabilities, net	3,037	2,271	320

Summary of reconciliation of unrecognized tax benefit

	For the year ended December 31,
	2022	2023	2023
	RMB	RMB	US$
Balance at January 1	43,311	55,263	7,784
Increase	12,449	5,245	739
Decrease	(497)	(6,296)	(887)
Balance at December 31	55,263	54,212	7,636